INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

During the year ended December 31, 2024 and the year ended December 31, 2023, the Company purchased inventories related to promotional merchandise intended to be sold online. As of December 31, 2024 and December 31, 2023, the inventory balance was $0 and $18,501, respectively.